Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of carrying amount of VIE's consolidated assets and liabilities
	December 31, 2021	December 31, 2020
Current assets	$42,129,500	$25,120,401
Total non-current assets	$12,421,137	$3,850,210
Total assets	$54,550,637	$28,970,611
Total current liabilities	$50,217,271	$10,968,645
Total non-current liabilities	$3,993,641	$2,967,193

Schedule of operating results of the VIEs
	For the years ended December 31,
	2021	2020	2019
Revenue	$170,911,999	$96,879,173	$61,775,903
Operating expenses	$174,364,008	$90,776,328	$60,071,451
Net income (loss)	$(2,850,415)	$4,576,721	$1,278,359

Schedule of cash flow of the VIE's
	For the years ended December 31,
	2021	2020	2019
Net cash provided by (used in) operating activities	$(14,394,918)	$7,329,182	$(856,332)
Net cash used in investing activities	$(1,987,258)	$(116,746)	$(46,135)
Net cash provided by financing activities	$20,555,262	$5,752,534	$636,702
Net increase (decrease) in cash	$4,575,593	$13,630,301	$(216,258)

Schedule of estimated useful lives
Useful life
Electronic equipment	5 years
Office furniture	5 years
Leasehold improvement	5 years
Vehicles	4 years